Goodwill and Intangible Assets - Changes in Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Roll Forward]
Balance at beginning of period	$ 3,683,961	$ 3,695,640	$ 3,533,390
Acquisitions		43,746	17,121
Foreign currency translation and other adjustments	(22,167)	(55,425)	145,129
Balance at end of period	$ 3,661,794	$ 3,683,961	$ 3,695,640